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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:  1
        This Amendment (Check only one.): [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
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Address: 1440 Kiewit Plaza
         -----------------------
          Omaha, NE 68131
         -----------------------

         -----------------------

Form 13F File Number:  28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
       ---------------
Title: Vice President
       ---------------
Phone: 402-346-1400
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Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                      August 28, 2000
----------------------------     -------------------------      ---------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
  Form 13F File Number           Name
  28- 5194                       General Re - New England Asset Management, Inc.
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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                                   18
                                                             ----------
Form 13F Information Table Entry Total:                               5
                                                             ----------
Form 13F Information Table Value Total:                      $1,966,873
                                                             ----------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  NO.  FORM 13F FILE NUMBER    NAME
  1.   28-5678                 Berkshire Hathaway Life Insurance Co. of Nebraska
  2.   28-5676                 BHG Life Insurance Co.
  3.   28-719                  Blue Chip Stamps
  4.   28-554                  Buffett, Warren E.
  5.   28-1517                 Columbia Insurance Co.
  6.   28-2226                 Cornhusker Casualty Co.
  7.   28-6102                 Cypress Insurance Co.
  8.   28-852                  GEICO Corp.
  9.   28-101                  Government Employees Ins. Corp.
 10.   28-1066                 National Fire & Marine
 11.   28-718                  National Indemnity Co.
 12.   28-5006                 National Liability & Fire Ins. Co.
 13.   28-6104                 Nebraska Furniture Mart
 14.   28-717                  OBH Inc.
 15.   28-2740                 Plaza Investment Managers
 16.   28-1357                 Wesco Financial Corp.
 17.   28-3091                 Wesco Financial Ins. Co.
 18.   28-3105                 Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2000


                                                                          Column 6
                                                                    Investment Discretion                      Column 8
                                           Column 4     Column 5    ---------------------                  Voting Authority
                  Column 2  Column 3        Market      Shares or          (b)     (c)     Column 7        ----------------
Column 1          Title of    CUSIP          Value      Principal   (a)  Shared - Shared -  Other         (a)      (b)    (c)
Name of Issuer      Class    Number     (In Thousands)   Amount     Sole Defined   Other   Managers       Sole    Shared None
--------------    --------  --------     ------------   ---------   ---- -------  ------   --------       ----    ------ ----
Federal Home         Com   313400 30 1     861,002      21,259,300          X              4, 11, 14   21,259,300
Ln Mtg Corp.                               627,710      15,499,000          X              4, 3, 14,   15,499,000
                                                                                           16, 17, 18
                                           382,923       9,454,900          X              4, 8, 9,     9,454,900
                                                                                           11, 14, 15
                                            72,900       1,800,000          X              4, 8, 11,    1,800,000
                                                                                           14, 15
UST Inc.             Com   902911 10 6      22,338       1,520,900          X              4, 11, 14    1,520,900
                                        ----------
                                        $1,966,873
                                        ==========